Goodwill and Intangible Assets - Goodwill Allocated to CGUs (Details) $ in Millions	Dec. 31, 2022 CAD ($)	Jun. 01, 2022 cashGeneratingUnit	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of cash generating units | cashGeneratingUnit		2
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 8,705		$ 6,517	$ 6,072
Canada | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	2,607		2,607
Group Benefits | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,132		1,108
Dental | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	2,232		0
Asia | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	700		659
Asset Management, MFS | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	513		483
Asset Management, SLC Management | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,521		1,476
Corporate, UK | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 0		$ 184